Share Based Compensation- Additional Information (Detail) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jan. 31, 2022	May 31, 2020
Schedule of Compensation Cost for Share Based Payment Arrangements Allocation of Share Based Compensation Costs by Plan [Line Items]
Income tax benefit associated with share based compensation		$ 0	$ 0
Number of awards granted		0
Contractual term		5 years 4 months 20 days	6 years 3 months
Granted		0
Granted		568,414
Number of unvested awards		536,626	0
Exercise price		$ 26.76	$ 24.59
Weighted average grant date fair value		$ 83.60
Restricted Stock Units (RSUs) [Member]
Schedule of Compensation Cost for Share Based Payment Arrangements Allocation of Share Based Compensation Costs by Plan [Line Items]
Vesting period		4 years
Number of units issued due to modification of plan		$ 29,835
Weighted average grant date fair value		$ 79.99
Incremental share-based compensation cost to be recognized as a result of plan modification		$ 445,000
Incremental share-based compensation expense		$ 0
Restricted Stock Units 2014 Plan [Member]
Schedule of Compensation Cost for Share Based Payment Arrangements Allocation of Share Based Compensation Costs by Plan [Line Items]
Number of shares authorized for issuance		744,130
Restricted Stock Units 2014 Plan [Member] | Share-based Payment Arrangement, Option [Member]
Schedule of Compensation Cost for Share Based Payment Arrangements Allocation of Share Based Compensation Costs by Plan [Line Items]
Number of awards granted		0
Contractual term		10 years
Granted		0
Weighted average grant date fair value of options granted			$ 51.49
Intrinsic value of options exercised		$ 1,900,000	$ 1,800,000
Unrecognized compensation cost related to options		$ 648,000
Weighted average period		2 years 4 months 24 days
Restricted Stock Units 2014 Plan [Member] | Share-based Payment Arrangement, Option [Member] | Maximum [Member]
Schedule of Compensation Cost for Share Based Payment Arrangements Allocation of Share Based Compensation Costs by Plan [Line Items]
Vesting period		4 years
Restricted Stock Units 2014 Plan [Member] | Share-based Payment Arrangement, Option [Member] | Minimum [Member]
Schedule of Compensation Cost for Share Based Payment Arrangements Allocation of Share Based Compensation Costs by Plan [Line Items]
Vesting period		2 years
Restricted Stock Units 2014 Plan [Member] | Restricted Stock Units (RSUs) [Member]
Schedule of Compensation Cost for Share Based Payment Arrangements Allocation of Share Based Compensation Costs by Plan [Line Items]
Unrecognized compensation cost related to options		$ 43,600,000
Weighted average period		1 year 1 month 6 days
Restricted Stock Units 2014 Plan [Member] | Restricted Stock Units (RSUs) [Member] | Maximum [Member]
Schedule of Compensation Cost for Share Based Payment Arrangements Allocation of Share Based Compensation Costs by Plan [Line Items]
Vesting period		4 years
Restricted Stock Units 2014 Plan [Member] | Restricted Stock Units (RSUs) [Member] | Minimum [Member]
Schedule of Compensation Cost for Share Based Payment Arrangements Allocation of Share Based Compensation Costs by Plan [Line Items]
Vesting period		2 years
Restricted Stock Units 2014 Plan [Member] | Restricted Stock [Member]
Schedule of Compensation Cost for Share Based Payment Arrangements Allocation of Share Based Compensation Costs by Plan [Line Items]
Granted		0	0
Number of unvested awards		0
Fair value of awards vested			$ 535,000
Restricted Stock Units 2014 Plan [Member] | Subsequent Event [Member] | Restricted Stock Units (RSUs) [Member]
Schedule of Compensation Cost for Share Based Payment Arrangements Allocation of Share Based Compensation Costs by Plan [Line Items]
Granted	233,000
Vesting rights	The majority of these RSUs will generally vest on the latest occur of: (i) the first anniversary of the consummation of the Tailwind Two Merger, (ii) the trading price of New Terran Orbital’s common stock equaling or exceeding $11.00 or $13.00, as applicable, for any 20 trading days within any consecutive 30-trading day period and (iii) such other performance vesting conditions.
Predecessor Plan [Member]
Schedule of Compensation Cost for Share Based Payment Arrangements Allocation of Share Based Compensation Costs by Plan [Line Items]
Number of awards granted		0
Granted		0
Predecessor Plan [Member] | Share-based Payment Arrangement, Option [Member]
Schedule of Compensation Cost for Share Based Payment Arrangements Allocation of Share Based Compensation Costs by Plan [Line Items]
Contractual term		10 years
Amended 2014 Plan [Member] | Subsequent Event [Member]
Schedule of Compensation Cost for Share Based Payment Arrangements Allocation of Share Based Compensation Costs by Plan [Line Items]
Number of shares authorized for issuance				941,355
PredaSAR Plan [Member]
Schedule of Compensation Cost for Share Based Payment Arrangements Allocation of Share Based Compensation Costs by Plan [Line Items]
Number of shares authorized for issuance					9,000
Number of awards granted		0
Contractual term			9 years 6 months
Granted		0
Exercise price		$ 0	$ 988.64
PredaSAR Plan [Member] | Share-based Payment Arrangement, Option [Member]
Schedule of Compensation Cost for Share Based Payment Arrangements Allocation of Share Based Compensation Costs by Plan [Line Items]
Number of awards granted		0
Vesting period		5 years
Granted		0
Weighted average grant date fair value of options granted			$ 577.00
Exercise price		$ 1,000